INCOME TAX AND SOCIAL CONTRIBUTION (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax And Social Contribution
Actuarial gains on defined benefit pension plan	R$ 83,436	R$ 100,139
Exchange differences on translating foreign operations	(325,350)	(325,350)
Cash flow hedge accounting	1,030,432	1,571,953
Total	R$ 788,518	R$ 1,346,742